STOCK-BASED COMPENSATION - SAR Rollforward (Details) - Vimeo Inc. - Stock Appreciation Rights (SARs) [Member] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 29, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020
Stock appreciation rights
Outstanding at January 1, 2020 (shares)			13,461
Granted (shares)			3,993
Exercised (shares)			(2,887)
Forfeited (shares)			(636)
Expired (shares)			(34)
Outstanding at December 31, 2020 (shares)		13,897	13,897	13,461
Exercisable (shares)		4,103	4,103
Weighted average exercise price
Outstanding at January 1, 2020 (USD per share)			$ 5.73
Granted (USD per share)			7.68
Exercised (USD per share)			4.95
Forfeited (USD per share)			6.29
Expired (USD per share)			6.43
Outstanding at December 31, 2020 (USD per share)		$ 6.42	6.42	$ 5.73
Exercisable (USD per share)		$ 5.42	$ 5.42
Weighted average remaining contractual term in years
Outstanding at December 31, 2020			7 years 10 months 24 days
Exercisable			6 years 7 months 6 days
Aggregate intrinsic value
Outstanding	$ 405,100	$ 151,614	$ 151,614
Exercisable		48,854	48,854
Other disclosures
Share price used to calculate intrinsic value (USD / share)	$ 35.35				$ 17.33
Enterprise Valuation of Company	$ 6,000,000
Amount to pay if outstanding awards are settled, ne of tax	$ 202,600
Tax rate of if outstanding awards were to be settled	50.00%
Intrinsic value of awards exercised		$ 21,000	$ 23,900	$ 600
Weighted average grant date fair value granted			$ 2.16	$ 2.14